Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]		Accumulated Deficit [Member]		Accumulated Other Comprehensive Income (loss) [Member]	Total
Balance at Dec. 31, 2016		$ 221		$ 8,873,110		$ (13,573,105)			$ (4,699,774)
Balance, shares at Dec. 31, 2016		2,207,450
Stock issued with respect to merger of Beyond Air		$ 10		(295,000)					(294,990)
Stock issued with respect to merger of Beyond Air shares		103,200
Purchase of treasury stock		$ (9)	(25,000)						(25,009)
Purchase of treasury stock, shares		(90,000)
Stock-based compensation - employees and non-employees				537,000					537,000
Stock-based compensation related to restricted stock issuance of shares to members of board of directors		$ 86		2,521,000					2,521,086
Stock-based compensation related to restricted stock issuance of shares to members of board of directors, shares		856,909
Cancellation of restricted stock granted to a member of the board of directors		$ (25)		844,000					843,975
Cancellation of restricted stock granted to a member of the board of directors, shares		(246,312)
Issuance of warrants to service provider				480,000					480,000
Stock-based compensation related to restricted stock issuance of shares to members of board of directors		$ 1		4,000					4,001
Stock-based compensation related to restricted stock issuance of shares to members of board of directors, shares		3,927
Issuance of common stock, net of issuance costs		$ 181		6,322,000					6,322,181
Issuance of common stock, net of issuance costs, shares		1,812,110
Conversion of convertible notes into common stock upon merger		$ 140		3,973,000					3,973,140
Conversion of convertible notes into common stock upon merger, shares		1,397,068
Issuance of stock upon exercise of stock options		$ 5		1,000					1,005
Issuance of stock upon exercise of stock options, shares		52,902
Net unrealized gains (loss) on available-for-sale investments								2,149	2,149
Net loss						(18,044,346)			(18,044,346)
Balance at Dec. 31, 2017		$ 610	(25,000)	23,260,110		(31,617,451)		2,149	(8,379,582)
Balance, shares at Dec. 31, 2017		6,097,254
Stock-based compensation - employees and non-employees				130,000					130,000
Stock-based compensation related to restricted stock issuance of shares to members of board of directors				17,000					17,000
Issuance of common stock, net of issuance costs		$ 230		8,734,000					8,734,230
Issuance of common stock, net of issuance costs, shares		2,299,802
Net unrealized gains (loss) on available-for-sale investments								(5,135)	(5,135)
Net loss						1,047,687			1,047,687
Balance at Mar. 31, 2018		$ 840	(25,000)	32,141,110		(30,569,764)		(2,986)	1,544,200
Balance, shares at Mar. 31, 2018		8,397,056
Adjustment due to the adoption of ASU-2017-11	[1]			6,194,292		(516,358)			5,677,934
Issuance of common stock upon exercise of options		$ 1		(1)
Issuance of common stock upon exercise of options, shares		9,601
Stock-based compensation				80,000					80,000
Net loss						(1,718,347)			(1,718,347)
Balance at Jun. 30, 2018		$ 841	(25,000)	38,415,401		(32,807,455)			5,583,787
Balance, shares at Jun. 30, 2018		8,406,657
Balance at Mar. 31, 2018		$ 840	(25,000)	32,141,110		(30,569,764)		(2,986)	1,544,200
Balance, shares at Mar. 31, 2018		8,397,056
Net loss									(4,107,566)
Balance at Sep. 30, 2018		$ 852	(25,000)	39,238,900		(35,209,974)			4,004,778
Balance, shares at Sep. 30, 2018		8,523,657
Balance at Mar. 31, 2018		$ 840	(25,000)	32,141,110		(30,569,764)		(2,986)	1,544,200
Balance, shares at Mar. 31, 2018		8,397,056
Adjustment due to the adoption of ASU-2017-11				6,194,292	[1]	(516,358)	[1]		5,677,934	[1]
Issuance of common stock upon exercise of options		$ 2		8,699					8,701
Issuance of common stock upon exercise of options, shares		20,759
Stock-based compensation				2,550,321					2,550,321
At the market stock issuance of common stock, net		$ 29		799,156					799,185
At the market stock issuance of common stock, net, shares		297,000
Adjustment due to adoption of ASU 2016-01 (Note 2)								2,986	2,986
Net loss						(6,558,450)			(6,558,450)
Balance at Mar. 31, 2019		$ 871	(25,000)	41,693,578		(37,644,572)		0	4,024,877
Balance, shares at Mar. 31, 2019		8,714,815
Balance at Jun. 30, 2018		$ 841	(25,000)	38,415,401		(32,807,455)			5,583,787
Balance, shares at Jun. 30, 2018		8,406,657
Stock-based compensation				842,010					842,010
At the market stock issuance of common stock, net		$ 11		(18,511)					(18,500)
At the market stock issuance of common stock, net, shares		117,000
Net loss						(2,402,519)			(2,389,219)
Balance at Sep. 30, 2018		$ 852	(25,000)	39,238,900		(35,209,974)			4,004,778
Balance, shares at Sep. 30, 2018		8,523,657
Balance at Mar. 31, 2019		$ 871	(25,000)	41,693,578		(37,644,572)		0	4,024,877
Balance, shares at Mar. 31, 2019		8,714,815
Issuance of common stock upon exercise of options		$ 3		83,854					83,857
Issuance of common stock upon exercise of options, shares		32,122
Stock-based compensation				919,037					919,037
At the market stock issuance of common stock, net		$ 25		1,173,785					1,173,810
At the market stock issuance of common stock, net, shares		250,000
Issuance of common stock pursuant to a private placement, net of offering cost		$ 159		7,839,336					7,839,495
Issuance of common stock pursuant to a private placement, net of offering cost, shares		1,583,743
Net loss						(6,180,821)			(6,180,821)
Balance at Jun. 30, 2019		$ 1,058	(25,000)	51,709,590		(43,825,393)			7,860,255
Balance, shares at Jun. 30, 2019		10,580,680
Balance at Mar. 31, 2019		$ 871	(25,000)	41,693,578		(37,644,572)		$ 0	$ 4,024,877
Balance, shares at Mar. 31, 2019		8,714,815
Issuance of common stock upon exercise of options, shares									38,222
Net loss									$ (10,278,561)
Balance at Sep. 30, 2019		$ 1,075	(25,000)	53,466,679		(47,923,133)			5,519,621
Balance, shares at Sep. 30, 2019		10,746,780
Balance at Jun. 30, 2019		$ 1,058	(25,000)	51,709,590		(43,825,393)			7,860,255
Balance, shares at Jun. 30, 2019		10,580,680
Issuance of common stock upon exercise of options		$ 1		25,924					25,925
Issuance of common stock upon exercise of options, shares		6,100
Stock-based compensation				922,997					922,997
At the market stock issuance of common stock, net		$ 16		808,168					808,184
At the market stock issuance of common stock, net, shares		160,000
Net loss						(4,097,740)			(4,097,740)
Balance at Sep. 30, 2019		$ 1,075	$ (25,000)	$ 53,466,679		$ (47,923,133)			$ 5,519,621
Balance, shares at Sep. 30, 2019		10,746,780

[1]	The Company elected to adopt Accounting Standards Update 2017-11 retrospective to outstanding financial instruments with down round feature by means of cumulative-effect adjustment to the beginning additional paid-in capital of $6,194,292 and accumulated deficit of $(516,358) as of April 1, 2018. This ASU affects all entities that issue financial instruments (for example, warrants or convertible instruments) that include down round features.